Risk/Return Detail Data - SelectPortfoliosGroup7-InformationTechnologySector-ComboPRO	Apr. 29, 2025 USD ($)
Risk/Return:
Registrant Name	Fidelity Select Portfolios
SelectPortfoliosGroup7-InformationTechnologySector-ComboPRO | Select Semiconductors Portfolio
Risk/Return:
Risk/Return [Heading]	Fund Summary Fund: Semiconductors Portfolio
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Semiconductors Portfolio seeks capital appreciation.
Expense [Heading]	Fee Table
Expense Narrative [Text Block]	The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Text]	Shareholder fees
(fees paid directly from your investment)	none
Operating Expenses Caption [Text]	Annual Operating Expenses
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 59% of the average value of its portfolio.
Portfolio Turnover, Rate	59.00%
Expense Example Narrative [Text Block]	This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Normally investing primarily in common stocks.Normally investing at least 80% of assets in securities of companies principally engaged in the design, manufacture, or sale of semiconductors and semiconductor equipment. These companies may include, for example, manufacturers of semiconductor equipment and related products. For purposes of the fund's policy to normally invest at least 80% of its assets in securities of companies principally engaged in the business activity or activities identified for the fund, Fidelity may consider a company to be principally engaged in the designated business activity or activities based on: (i) the level of a company's assets, income, sales, or profits that are committed to, derived from, or related to the designated business activity or activities, or (ii) whether a third party has given the company an industry or sector classification consistent with the designated business activity or activities. Whether a company is principally engaged in the designated business activity or activities can be determined under any of these factors. Effective December 11, 2025, derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives. Investing in domestic and foreign issuers.Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments.
Strategy Portfolio Concentration [Text]	Normally investing at least 80% of assets in securities of companies principally engaged in the design, manufacture, or sale of semiconductors and semiconductor equipment.
Risk [Heading]	Principal Investment Risks
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The additional index has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit www.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]	The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time.
Performance Availability Website Address [Text]	www.fidelity.com
Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]	Year-by-Year Returns
Year to Date Return, Label	Year-to-Date Return
Bar Chart, Year to Date Return, Date	Mar. 31, 2025
Bar Chart, Year to Date Return	(17.87%)
Highest Quarterly Return, Label	Highest Quarter Return
Highest Quarterly Return, Date	Mar. 31, 2023
Highest Quarterly Return	38.88%
Lowest Quarterly Return, Label	Lowest Quarter Return
Lowest Quarterly Return, Date	Jun. 30, 2022
Lowest Quarterly Return	(29.26%)
Performance Table Heading	Average Annual Returns
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table Explanation after Tax Higher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
SelectPortfoliosGroup7-InformationTechnologySector-ComboPRO | Select Semiconductors Portfolio | Select Semiconductors Portfolio
Risk/Return:
Management fee	0.62%
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	0.62%
1 year	$ 63
3 years	199
5 years	346
10 years	$ 774
2015	2.24%
2016	32.38%
2017	35.06%
2018	(11.75%)
2019	64.46%
2020	44.01%
2021	59.19%
2022	(35.18%)
2023	78.14%
2024	43.51%
SelectPortfoliosGroup7-InformationTechnologySector-ComboPRO | Select Semiconductors Portfolio | Return Before Taxes | Select Semiconductors Portfolio
Risk/Return:
Label	Return Before Taxes
Past 1 year	43.51%
Past 5 years	30.60%
Past 10 years	25.99%
SelectPortfoliosGroup7-InformationTechnologySector-ComboPRO | Select Semiconductors Portfolio | After Taxes on Distributions | Select Semiconductors Portfolio
Risk/Return:
Label	Return After Taxes on Distributions
Past 1 year	42.21%
Past 5 years	28.28%
Past 10 years	22.75%
SelectPortfoliosGroup7-InformationTechnologySector-ComboPRO | Select Semiconductors Portfolio | After Taxes on Distributions and Sales | Select Semiconductors Portfolio
Risk/Return:
Label	Return After Taxes on Distributions and Sale of Fund Shares
Past 1 year	26.70%
Past 5 years	24.58%
Past 10 years	20.67%
SelectPortfoliosGroup7-InformationTechnologySector-ComboPRO | Select Semiconductors Portfolio | SP001
Risk/Return:
Label	S&P 500® Index
Past 1 year	25.02%
Past 5 years	14.53%
Past 10 years	13.10%
SelectPortfoliosGroup7-InformationTechnologySector-ComboPRO | Select Semiconductors Portfolio | F1508
Risk/Return:
Label	MSCI U.S. IMI Semiconductors & Semiconductor Equipment 25-50 Index
Past 1 year	37.03%
Past 5 years	30.57%
Past 10 years	25.27%